ACCRUED PAYROLL AND RELATED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Payroll And Related Expenses
ACCRUED PAYROLL AND RELATED EXPENSES

NOTE 10 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, 2020, and 2021. As of June 30, 2026 and December 31, 2025, the Company owed payroll tax liabilities, including penalties, of $3,946,411 to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities.

NOTE 10 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, 2020, and 2021. As of December 31, 2025 and 2024, the Company owed payroll tax liabilities, including penalties, of $3,946,411 to federal and state taxing authorities and $2,798,904 to federal and state governments. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities.